Marketable Securities: (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Marketable Securities Details [Abstract]
Fair value at beginning of year			$ 318,442
Impairment loss		(162,479)
Increase in market value	27,943	19,578
Fair value at balance sheet date	$ 203,484	$ 175,541